Related party transactions - Disclosure Of Key Management Compensation (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of key management personnel compensation [Line Items]
Base compensation	¥ 1,107	¥ 1,226	¥ 1,083
Bonus	1,054	397	196
Share compensation	1,862	808	772
Total	¥ 4,024	¥ 2,430	¥ 2,051